Schedule II - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Fixed maturity investments	$ 1,979.6		$ 2,180.0			$ 2,891.6
Short-term investments	760.0		625.0			538.0
Fair value	430.4		299.2			123.0
Cash	106.5		215.8			137.1
Other assets	134.8		82.0			59.9
Total assets	6,258.7		5,823.6			5,166.5
Liabilities
Other liabilities	200.6		176.8			102.5
Total liabilities	4,175.8		3,800.3			2,927.1
Commitments and Contingencies
Mezzanine equity
Series A redeemable preference shares	108.8		106.1
Common shareholder's equity
Common shares (shares issued and outstanding: 120,000,000)	1.2		1.2			1.2
Additional paid-in surplus	1,199.3		1,197.9			1,184.6
Retained earnings	970.2		858.4			1,014.5
Accumulated other comprehensive (loss)	(197.7)	$ (202.4)	(140.5)	$ (138.7)	$ (165.0)	(212.2)	$ (146.1)	$ (51.1)
Total common shareholder's equity	1,973.0		1,917.0	$ 1,901.0		1,988.1
Total liabilities, mezzanine equity, and equity	6,258.7		5,823.6			5,166.5
Balance Sheet (Parenthetical)
Short-term investments, amortized cost (in dollars)	758.5		625.3			539.7
Equity securities, trading at fair value, Cost (in dollars)	$ 406.4		$ 275.1			$ 125.7
Shares issued	120,000,000		120,000,000			120,000,000
Shares outstanding	120,000,000		120,000,000			120,000,000
Registrant
Assets
Fixed maturity investments			$ 3.9			$ 5.0
Short-term investments			30.8			33.4
Fair value						4.9
Total investments			34.7			43.3
Cash			0.1
Investments in unconsolidated affiliates			2,030.4			1,957.8
Other assets			1.1			14.7
Total assets			2,066.3			2,015.8
Liabilities
Other liabilities			43.2			27.7
Total liabilities			43.2			27.7
Commitments and Contingencies
Mezzanine equity
Series A redeemable preference shares			106.1
Common shareholder's equity
Common shares (shares issued and outstanding: 120,000,000)			1.2			1.2
Additional paid-in surplus			1,197.9			1,184.6
Retained earnings			858.4			1,014.5
Accumulated other comprehensive (loss)			(140.5)			(212.2)
Total common shareholder's equity			1,917.0			1,988.1
Total liabilities, mezzanine equity, and equity			2,066.3			2,015.8
Balance Sheet (Parenthetical)
Short-term investments, amortized cost (in dollars)			625.3			539.7
Equity securities, trading at fair value, Cost (in dollars)			$ 275.1			$ 125.7
Shares issued			120,000,000			120,000,000
Shares outstanding			120,000,000			120,000,000